PGIM Jennison Focused International Equity ETF Average Annual Total Returns		12 Months Ended	25 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	20.21% [1]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		17.34%	10.54%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.28%	10.47%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	8.11%
Performance Inception Date	Dec. 14, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.